Long-Term Debt Issuances and Retirements (Details) - USD ($) $ in Millions	Jan. 15, 2020	Jul. 15, 2019	Jun. 15, 2018	Mar. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 24, 2018	Mar. 15, 2018	Mar. 05, 2018
The Williams Companies, Inc. [Member] | 8.75 Percent Senior Unsecured Notes Due 2020 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 14
Long-term debt interest rate	8.75%
The Williams Companies, Inc. [Member] | 7.625% Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		$ 32
Long-term debt interest rate		7.625%
The Williams Companies, Inc. [Member] | 4.85 Percent Senior Unsecured Notes Due 2048 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate					4.85%
Long-term debt					$ 800	$ 800
Williams Partners L.P. [Member] | 4.85 Percent Senior Unsecured Notes Due 2048 [Member]
Debt Instrument [Line Items]
Long-term debt face amount									$ 800
Long-term debt interest rate									4.85%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount				$ 750
Long-term debt interest rate				4.875%
Northwest Pipeline LLC [Member] | 4% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt face amount							$ 250
Long-term debt interest rate					4.00%		4.00%
Long-term debt					$ 500	500
Northwest Pipeline LLC [Member] | 6.05% Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 250
Long-term debt interest rate			6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.05% Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 250
Long-term debt interest rate			6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4% Senior Unsecured Notes Due 2028 [Member]
Debt Instrument [Line Items]
Long-term debt face amount								$ 400
Long-term debt interest rate					4.00%			4.00%
Long-term debt					$ 400	400
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.6% Senior Unsecured Notes Due 2048 [Member]
Debt Instrument [Line Items]
Long-term debt face amount								$ 600
Long-term debt interest rate					4.60%			4.60%
Long-term debt					$ 600	$ 600